Calvert
Floating-Rate Advantage Fund
December 31, 2023
Schedule of Investments (Unaudited)

Common Stocks — 0.5%

Security	Shares	Value
Commercial Services & Supplies — 0.1%
Phoenix Services International, LLC(1)(2)	9,617	$ 91,361
Phoenix Services International, LLC(1)(2)	877	8,332
		$ 99,693
Containers & Packaging — 0.1%
LG Parent Holding Co.(1)(2)	6,015	$ 36,842
		$ 36,842
Entertainment — 0.0%(3)
New Cineworld, Ltd.(1)(2)	1,348	$ 22,916
		$22,916
Financial Services — 0.0%(3)
Aegletes B.V. (1)(2)	1,076	$2,596
		$2,596
Health Care Providers & Services — 0.1%
Envision Parent, Inc.(1)(2)	8,000	$70,500
		$70,500
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(2)	15,129	$115,359
Serta SSB Equipment Co.(1)(2)(4)	15,129	0
		$115,359
Professional Services — 0.0%(3)
Skillsoft Corp.(1)	299	$5,257
		$5,257
Total Common Stocks (identified cost $527,795)		$353,163

Corporate Bonds — 8.0%

Security	Principal Amount (000's omitted)	Value
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(5)	$208	$ 206,984
5.75%, 4/20/29(5)	200	195,181
		$ 402,165
Automotive — 0.1%
Clarios Global, L.P., 6.75%, 5/15/25(5)	$22	$ 22,208
Clarios Global, L.P./Clarios U.S. Finance Co., 6.25%, 5/15/26(5)	22	22,042
		$ 44,250
Security	Principal Amount (000's omitted)	Value
Building and Development — 0.5%
Cushman & Wakefield US Borrower, LLC, 6.75%, 5/15/28(5)	$315	$ 313,745
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(5)	100	98,439
		$ 412,184
Business Equipment and Services — 0.3%
Corelogic, Inc., 4.50%, 5/1/28(5)	$75	$ 65,774
Garda World Security Corp., 4.625%, 2/15/27(5)	75	72,361
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.75%, 4/15/26(5)	75	75,454
		$ 213,589
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(5)	$75	$66,871
		$66,871
Chemicals and Plastics — 0.1%
Olympus Water US Holding Corp., 4.25%, 10/1/28(5)	$125	$112,620
		$112,620
Commercial Services & Supplies — 0.2%
Neptune Bidco US, Inc., 9.29%, 4/15/29(5)	$200	$186,663
		$186,663
Containers and Glass Products — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 4.00%, 10/15/27(5)	$75	$70,172
		$70,172
Cosmetics/Toiletries — 0.1%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(5)	$55	$53,675
		$53,675
Drugs — 0.7%
Jazz Securities DAC, 4.375%, 1/15/29(5)	$550	$512,655
		$512,655
Ecological Services and Equipment — 0.9%
GFL Environmental, Inc., 4.25%, 6/1/25(5)	$75	$73,939
Madison IAQ, LLC, 4.125%, 6/30/28(5)	650	591,591
		$665,530
Electronics/Electrical — 0.6%
Imola Merger Corp., 4.75%, 5/15/29(5)	$300	$285,405
LogMeIn, Inc., 5.50%, 9/1/27(5)	275	133,285
		$418,690

Calvert
Floating-Rate Advantage Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Financial Intermediaries — 0.8%
AG Issuer, LLC, 6.25%, 3/1/28(5)	$225	$ 223,905
AG TTMT Escrow Issuer, LLC, 8.625%, 9/30/27(5)	50	52,620
NFP Corp.:
4.875%, 8/15/28(5)	95	94,102
7.50%, 10/1/30(5)	50	53,260
8.50%, 10/1/31(5)	150	162,679
		$ 586,566
Health Care — 0.4%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(5)	$325	$294,240
		$294,240
Industrial Equipment — 0.2%
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc., 4.375%, 10/15/28(5)	$150	$140,384
Vertical US Newco, Inc., 5.25%, 7/15/27(5)	50	49,152
		$189,536
Leisure Goods/Activities/Movies — 0.0%(3)
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(5)	$13	$13,069
		$13,069
Media — 0.1%
iHeartCommunications, Inc.:
4.75%, 1/15/28(5)	$25	$19,256
5.25%, 8/15/27(5)	25	19,888
		$39,144
Radio and Television — 0.3%
Univision Communications, Inc.:
4.50%, 5/1/29(5)	$150	$134,008
7.375%, 6/30/30(5)	125	124,787
		$258,795
Retailers (Except Food and Drug) — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(5)	$25	$23,588
		$23,588
Technology — 0.7%
Boxer Parent Co., Inc., 7.125%, 10/2/25(5)	$50	$50,321
Central Parent, Inc./Central Merger Sub, Inc., 7.25%, 6/15/29(5)	200	204,119
Clarivate Science Holdings Corp., 3.875%, 7/1/28(5)	200	188,749
Cloud Software Group, Inc., 9.00%, 9/30/29(5)	125	118,914
		$562,103
Technology Hardware, Storage & Peripherals — 0.2%
NCR Atleos Corp., 9.50%, 4/1/29(5)	$125	$132,921
		$132,921
Security	Principal Amount (000's omitted)	Value
Telecommunications — 1.1%
Level 3 Financing, Inc., 3.875%, 11/15/29(5)	$875	$ 731,627
Vmed O2 UK Financing I PLC, 4.25%, 1/31/31(5)	125	109,310
		$ 840,937
Total Corporate Bonds (identified cost $6,383,358)		$ 6,099,963

Exchange-Traded Funds — 1.3%

Security	Shares	Value
Equity Funds — 1.3%
SPDR Blackstone Senior Loan ETF	22,750	$ 953,907
Total Exchange-Traded Funds (identified cost $1,045,348)		$ 953,907

Senior Floating Rate Loans — 115.5%(6)

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.0%
Dynasty Acquisition Co., Inc.:
Term Loan, 9.356%, (SOFR + 4.00%), 8/24/28	$546	$ 547,697
Term Loan, 9.356%, (SOFR + 4.00%), 8/24/28	234	234,728
		$ 782,425
Airlines — 1.2%
American Airlines, Inc., Term Loan, 10.427%, (SOFR + 4.75%), 4/20/28	$878	$ 903,825
		$ 903,825
Auto Components — 2.1%
Autokiniton US Holdings, Inc., Term Loan, 9.97%, (SOFR + 4.50%), 4/6/28	$731	$735,134
Clarios Global, L.P., Term Loan, 9.106%, (SOFR + 3.75%), 5/6/30	374	375,232
DexKo GlobaL, Inc., Term Loan, 9.36%, (SOFR + 3.75%), 10/4/28	172	171,579
LSF12 Badger Bidco LLC, Term Loan, 11.356%, (SOFR + 6.00%), 8/30/30	125	125,156
LTI Holdings, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 9/6/25	241	232,742
		$1,639,843
Automobiles — 0.5%
MajorDrive Holdings IV, LLC, Term Loan, 9.61%, (SOFR + 4.00%), 6/1/28	$396	$395,474
		$395,474

Calvert
Floating-Rate Advantage Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Beverages — 0.5%
Triton Water Holdings, Inc., Term Loan, 8.86%, (SOFR + 3.25%), 3/31/28	$366	$ 363,503
		$ 363,503
Biotechnology — 0.6%
Alltech, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 10/13/28	$490	$ 485,100
		$ 485,100
Building Products — 1.8%
CPG International, Inc., Term Loan, 7.956%, (SOFR + 2.50%), 4/28/29	$198	$ 198,018
Ingersoll-Rand Services Company, Term Loan, 7.206%, (SOFR + 1.75%), 3/1/27	18	18,383
LHS Borrower, LLC, Term Loan, 10.206%, (SOFR + 4.75%), 2/16/29	146	132,846
MI Windows and Doors, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 12/18/27	775	778,216
Standard Industries, Inc., Term Loan, 7.721%, (SOFR + 2.25%), 9/22/28	217	217,805
		$1,345,268
Capital Markets — 6.1%
Advisor Group, Inc., Term Loan, 9.856%, (SOFR + 4.50%), 8/17/28	$558	$561,027
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28	261	261,226
Aretec Group, Inc., Term Loan, 9.956%, (SOFR + 4.50%), 8/9/30	627	627,571
Brookfield Property REIT, Inc., Term Loan, 7.856%, (SOFR + 2.50%), 8/27/25	171	170,995
Citco Funding LLC, Term Loan, 8.633%, (SOFR + 3.25%), 4/27/28	125	125,311
Clipper Acquisitions Corp., Term Loan, 7.21%, (SOFR + 1.75%), 3/3/28	219	218,357
Edelman Financial Center, LLC, Term Loan, 8.97%, (SOFR + 3.50%), 4/7/28	585	585,772
FinCo I, LLC, Term Loan, 8.383%, (SOFR + 3.00%), 6/27/29	224	225,029
Focus Financial Partners, LLC:
Term Loan, 7.856%, (SOFR + 2.50%), 6/30/28	171	171,025
Term Loan, 8.606%, (SOFR + 3.25%), 6/30/28	243	243,514
HighTower Holdings LLC, Term Loan, 9.641%, (SOFR + 4.00%), 4/21/28	540	538,723
Mariner Wealth Advisors, LLC, Term Loan, 8.86%, (SOFR + 3.25%), 8/18/28	588	587,865
Victory Capital Holdings, Inc.:
Term Loan, 7.772%, (SOFR + 2.25%), 7/1/26	243	243,039
Term Loan, 7.772%, (SOFR + 2.25%), 12/29/28	93	92,764
		$4,652,218
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals — 4.9%
Aruba Investments, Inc., Term Loan, 9.456%, (SOFR + 4.00%), 11/24/27	$249	$ 246,655
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.848%, (SOFR + 2.50%), 12/20/29	268	269,105
CPC Acquisition Corp., Term Loan, 9.36%, (SOFR + 3.75%), 12/29/27	326	264,882
Groupe Solmax, Inc., Term Loan, 10.295%, (SOFR + 4.75%), 5/29/28(7)	391	376,866
Momentive Performance Materials, Inc., Term Loan, 9.856%, (SOFR + 4.50%), 3/29/28	646	624,958
Nouryon Finance B.V., Term Loan, 9.467%, (SOFR + 4.00%), 4/3/28	225	226,023
Olympus Water US Holding Corp., Term Loan, 9.36%, (SOFR + 3.75%), 11/9/28	490	489,724
Rohm Holding GmbH, Term Loan, 10.881%, (SOFR + 5.00%), 7/31/26	235	208,935
W.R. Grace & Co. Conn., Term Loan, 9.36%, (SOFR + 3.75%), 9/22/28	1,004	1,009,209
		$3,716,357
Commercial Services & Supplies — 2.8%
GFL Environmental, Inc., Term Loan, 7.912%, (SOFR + 2.50%), 5/31/27	$395	$397,355
Harsco Corporation, Term Loan, 3/10/28(8)	692	692,241
Heritage-Crystal Clean, Inc., Term Loan, 10.403%, (SOFR + 5.00%), 10/17/30	125	124,948
LABL, Inc., Term Loan, 10.456%, (SOFR + 5.00%), 10/29/28	147	141,423
Phoenix Services International, LLC, Term Loan, 11.456%, (SOFR + 6.10%), 6/30/28	116	108,140
Tempo Acquisition LLC, Term Loan, 8.106%, (SOFR + 2.75%), 8/31/28	678	681,538
		$2,145,645
Communications Equipment — 0.2%
Ciena Corporation, Term Loan, 7.358%, (SOFR + 2.00%), 10/24/30	$124	$124,841
		$124,841
Construction & Engineering — 1.6%
Aegion Corporation, Term Loan, 10.395%, (SOFR + 4.75%), 5/17/28	$367	$367,544
American Residential Services, LLC, Term Loan, 9.11%, (SOFR + 3.50%), 10/15/27	731	731,156
Northstar Group Services, Inc., Term Loan, 10.97%, (SOFR + 5.50%), 11/12/26	139	138,468
		$1,237,168

Calvert
Floating-Rate Advantage Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Consumer Staples Distribution & Retail — 0.3%
Peer Holding III B.V., Term Loan, 8.598%, (SOFR + 3.25%), 10/28/30	$200	$ 200,812
		$ 200,812
Containers & Packaging — 0.5%
Clydesdale Acquisition Holdings, Inc, Term Loan, 9.631%, (SOFR + 4.18%), 4/13/29	$123	$ 123,874
Pretium Packaging, LLC, Term Loan - Second Lien, 9.995%, (SOFR + 4.60%), 10/2/28	115	90,908
Proampac PG Borrower LLC, Term Loan, 9.881%, (SOFR + 4.50%), 9/15/28	200	200,583
		$ 415,365
Diversified Consumer Services — 1.6%
Ascend Learning, LLC, Term Loan, 8.956%, (SOFR + 3.50%), 12/11/28	$637	$627,196
Belron Finance US LLC, Term Loan, 8.067%, (SOFR + 2.43%), 4/13/28	122	121,912
KUEHG Corp., Term Loan, 10.348%, (SOFR + 5.00%), 6/12/30	249	250,667
Sotheby's, Term Loan, 10.156%, (SOFR + 4.50%), 1/15/27	209	207,389
		$1,207,164
Diversified Telecommunication Services — 0.9%
Level 3 Financing, Inc., Term Loan, 7.22%, (SOFR + 1.75%), 3/1/27	$340	$323,130
Telenet Financing USD, LLC, Term Loan, 7.476%, (SOFR + 2.00%), 4/30/28	75	74,563
Virgin Media Bristol, LLC, Term Loan, 8.726%, (SOFR + 3.25%), 1/31/29	325	324,959
		$722,652
Electronic Equipment, Instruments & Components — 1.1%
Creation Technologies, Inc., Term Loan, 11.176%, (SOFR + 5.50%), 10/5/28	$224	$218,819
II-VI Incorporated, Term Loan, 8.22%, (SOFR + 2.75%), 7/2/29	200	200,619
Robertshaw US Holding Corp, Term Loan, 15.50%, (USD Prime + 8.00%), 10.50% cash, 5.00% PIK, 2/28/27	221	219,088
Robertshaw US Holding Corp., Term Loan - Second Lien, 12.448%, (SOFR + 7.00%), 2/28/27	207	170,623
		$809,149
Entertainment — 0.8%
Crown Finance U.S., Inc., Term Loan, 7.381%, (SOFR + 1.50%), 7/31/28	$29	$29,545
EP Purchaser, LLC, Term Loan, 9.11%, (SOFR + 3.50%), 11/6/28	399	396,367
Renaissance Holding Corp., Term Loan, 10.106%, (SOFR + 4.75%), 4/5/30	175	175,413
		$601,325
Borrower/Description	Principal Amount (000's omitted)	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
Iron Mountain, Inc., Term Loan, 1/31/31(8)	$175	$ 175,273
		$ 175,273
Financial Services — 2.0%
GTCR W Merger Sub LLC, Term Loan, 9/20/30(8)	$525	$ 527,171
NCR Atleos LLC, Term Loan, 10.206%, (SOFR + 4.75%), 3/27/29	225	224,648
Walker & Dunlop, Inc., Term Loan, 12/16/28(8)	750	748,125
		$ 1,499,944
Food & Staples Retailing — 0.1%
US Foods, Inc., Term Loan, 7.47%, (SOFR + 2.00%), 9/13/26	$112	$111,942
		$111,942
Food Products — 2.1%
Froneri International, Ltd., Term Loan, 7.706%, (SOFR + 2.25%), 1/29/27	$597	$598,291
Monogram Food Solutions, LLC, Term Loan, 9.47%, (SOFR + 4.00%), 8/28/28	98	97,387
Nomad Foods US LLC, Term Loan, 8.469%, (SOFR + 3.00%), 11/13/29	222	223,132
Sovos Brands Intermediate, Inc., Term Loan, 9.145%, (SOFR + 3.50%), 6/8/28	690	693,231
		$1,612,041
Health Care Equipment & Supplies — 2.6%
Artivion, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 6/1/27	$531	$520,631
Bayou Intermediate II, LLC, Term Loan, 10.154%, (SOFR + 4.50%), 8/2/28	343	327,994
Journey Personal Care Corp., Term Loan, 9.72%, (SOFR + 4.25%), 3/1/28	488	482,625
Medline Borrower, L.P., Term Loan, 8.47%, (SOFR + 3.00%), 10/23/28	663	666,544
		$1,997,794
Health Care Providers & Services — 5.7%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 9.36%, (SOFR + 3.75%), 9/7/28	$735	$737,757
Cano Health LLC, Term Loan, 9.533%, (SOFR + 4.00%), 11/23/27	635	283,445
CCRR Parent, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 3/6/28	489	476,476
Ensemble RCM, LLC, Term Loan, 9.233%, (SOFR + 3.75%), 8/3/26	607	609,192
Midwest Physician Administrative Services, LLC, Term Loan, 8.86%, (SOFR + 3.25%), 3/12/28	293	266,559
Option Care Health, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 10/27/28	590	593,012
Select Medical Corp., Term Loan, 8.356%, (SOFR + 3.00%), 3/6/27	818	819,885

Calvert
Floating-Rate Advantage Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
TTF Holdings, LLC, Term Loan, 9.47%, (SOFR + 4.00%), 3/31/28	$543	$ 544,083
		$ 4,330,409
Health Care Technology — 3.7%
Imprivata, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 12/1/27	$316	$ 317,906
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 9.47%, (SOFR + 4.00%), 12/18/28	221	176,942
Term Loan - Second Lien, 12.22%, (SOFR + 6.75%), 12/17/29	150	90,500
Navicure, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 10/22/26	945	949,174
Project Ruby Ultimate Parent Corp., Term Loan, 8.72%, (SOFR + 3.25%), 3/10/28	389	389,243
Symplr Software, Inc., Term Loan, 9.983%, (SOFR + 4.50%), 12/22/27	365	328,106
Verscend Holding Corp., Term Loan, 9.47%, (SOFR + 4.00%), 8/27/25	551	552,264
		$2,804,135
Hotels, Restaurants & Leisure — 1.9%
ClubCorp Holdings, Inc., Term Loan, 10.214%, (SOFR + 5.00%), 9/18/26	$411	$397,249
IRB Holding Corp., Term Loan, 8.456%, (SOFR + 3.00%), 12/15/27	317	317,696
Playa Resorts Holding B.V., Term Loan, 9.608%, (SOFR + 4.25%), 1/5/29	521	522,267
SMG US Midco 2, Inc., Term Loan, 8.145%, (SOFR + 2.50%), 1/23/25	236	236,279
		$1,473,491
Household Durables — 1.6%
ACProducts, Inc., Term Loan, 9.86%, (SOFR + 4.25%), 5/17/28	$293	$257,254
Hunter Douglas, Inc., Term Loan, 8.88%, (SOFR + 3.50%), 2/26/29	398	397,865
Libbey Glass, Inc., Term Loan, 11.956%, (SOFR + 6.50%), 11/22/27	344	329,612
Serta Simmons Bedding, LLC, Term Loan, 12.963%, (SOFR + 7.50%), 6/29/28	223	212,703
		$1,197,434
Household Products — 0.7%
Kronos Acquisition Holdings, Inc.:
Term Loan, 9.285%, (SOFR + 3.75%), 12/22/26	$438	$438,274
Term Loan, 11.538%, (SOFR + 6.00%), 12/22/26	98	98,367
		$536,641
Insurance — 4.5%
Alliant Holdings Intermediate, LLC, Term Loan, 8.865%, (SOFR + 3.50%), 11/6/30	$498	$500,995
Borrower/Description	Principal Amount (000's omitted)	Value
Insurance (continued)
AmWINS Group, Inc.:
Term Loan, 7.72%, (SOFR + 2.25%), 2/19/28	$485	$ 486,220
Term Loan, 8.22%, (SOFR + 2.75%), 2/19/28	124	124,258
AssuredPartners, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 2/12/27	652	654,234
HUB International Limited, Term Loan, 9.662%, (SOFR + 4.25%), 6/20/30	395	396,838
NFP Corp., Term Loan, 8.72%, (SOFR + 3.25%), 2/16/27	335	337,595
Ryan Specialty Group, LLC, Term Loan, 8.456%, (SOFR + 3.00%), 9/1/27	492	492,675
USI, Inc., Term Loan, 8.36%, (SOFR + 3.00%), 11/22/29	426	427,372
		$3,420,187
Interactive Media & Services — 1.6%
Adevinta ASA, Term Loan, 8.362%, (SOFR + 2.75%), 6/26/28	$475	$477,891
Foundational Education Group, Inc., Term Loan, 9.895%, (SOFR + 4.25%), 8/31/28	392	384,160
Getty Images, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 2/19/26	390	392,033
		$1,254,084
IT Services — 5.0%
Asurion, LLC:
Term Loan, 8.713%, (SOFR + 3.25%), 12/23/26	$728	$727,110
Term Loan, 8.72%, (SOFR + 3.25%), 7/31/27	39	38,681
Term Loan - Second Lien, 10.72%, (SOFR + 5.25%), 1/31/28	550	525,479
Cyxtera DC Holdings, Inc.:
Term Loan, 0.00%, 5/1/24(9)	971	613,794
Term Loan, 13.974%, (SOFR + 8.50%), 2/7/24	170	171,554
Gainwell Acquisition Corp., Term Loan, 9.448%, (SOFR + 4.00%), 10/1/27	621	605,818
Informatica, LLC, Term Loan, 8.22%, (SOFR + 2.75%), 10/27/28	540	542,176
Rackspace Technology Global, Inc., Term Loan, 8.23%, (SOFR + 2.75%), 2/15/28	564	249,559
Sedgwick Claims Management Services, Inc., Term Loan, 9.106%, (SOFR + 3.75%), 2/24/28	299	299,849
		$3,774,020
Leisure Products — 0.8%
Hayward Industries, Inc., Term Loan, 8.22%, (SOFR + 2.75%), 5/30/28	$609	$610,137
		$610,137
Life Sciences Tools & Services — 3.0%
Catalent Pharma Solutions, Inc., Term Loan, 7.471%, (SOFR + 2.00%), 2/22/28	$398	$391,923
Curia Global, Inc., Term Loan, 9.233%, (SOFR + 3.75%), 8/30/26	820	740,247

Calvert
Floating-Rate Advantage Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Life Sciences Tools & Services (continued)
IQVIA, Inc., Term Loan, 7.348%, (SOFR + 2.00%), 1/2/31	$225	$ 225,924
Packaging Coordinators Midco, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 11/30/27	658	659,237
Star Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 9/27/30	250	248,359
		$ 2,265,690
Machinery — 9.8%
AI Aqua Merger Sub, Inc., Term Loan, 9.093%, (SOFR + 3.75%), 7/31/28	$492	$ 493,500
Alliance Laundry Systems, LLC, Term Loan, 8.994%, (SOFR + 3.50%), 10/8/27	524	526,042
American Trailer World Corp., Term Loan, 9.206%, (SOFR + 3.75%), 3/3/28	236	231,541
Apex Tool Group, LLC, Term Loan, 10.707%, (SOFR + 5.25%), 2/8/29	312	274,857
Barnes Group, Inc., Term Loan, 9/3/30(8)	500	502,031
Conair Holdings, LLC, Term Loan, 9.22%, (SOFR + 3.75%), 5/17/28	489	480,604
CPM Holdings, Inc., Term Loan, 9.843%, (SOFR + 4.50%), 9/28/28	589	591,317
EMRLD Borrower LP, Term Loan, 8.356%, (SOFR + 3.00%), 5/31/30	199	200,337
Engineered Machinery Holdings, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 5/19/28	586	582,927
Filtration Group Corporation, Term Loan, 8.97%, (SOFR + 3.50%), 10/21/28	298	299,427
Gates Global, LLC, Term Loan, 7.956%, (SOFR + 2.50%), 3/31/27	833	835,095
Icebox Holdco III, Inc., Term Loan, 9.11%, (SOFR + 3.50%), 12/22/28	492	489,320
Madison IAQ, LLC, Term Loan, 8.721%, (SOFR + 3.25%), 6/21/28	878	876,123
SPX Flow, Inc., Term Loan, 9.956%, (SOFR + 4.50%), 4/5/29	283	284,448
Titan Acquisition Limited, Term Loan, 8.47%, (SOFR + 3.00%), 3/28/25	283	282,825
Vertical US Newco, Inc., Term Loan, 9.381%, (SOFR + 3.50%), 7/30/27	497	499,431
		$7,449,825
Media — 2.4%
Aragorn Parent Corporation, Term Loan, 9.612%, (SOFR + 4.25%), 6/15/28	$287	$286,520
iHeartCommunications, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 5/1/26	377	326,826
Outfront Media Capital, LLC, Term Loan, 7.106%, (SOFR + 1.75%), 11/18/26	75	74,930
Sinclair Television Group, Inc.:
Term Loan, 7.97%, (SOFR + 2.50%), 9/30/26	579	534,853
Term Loan, 8.47%, (SOFR + 3.00%), 4/1/28	488	403,914
Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Univision Communications, Inc., Term Loan, 8.72%, (SOFR + 3.25%), 3/15/26	$224	$ 224,878
		$ 1,851,921
Metals/Mining — 1.1%
Arsenal AIC Parent, LLC, Term Loan, 9.856%, (SOFR + 4.50%), 8/18/30	$523	$ 526,524
WireCo WorldGroup, Inc., Term Loan, 9.108%, (SOFR + 3.75%), 11/13/28	283	284,105
		$ 810,629
Personal Products — 0.4%
Olaplex, Inc., Term Loan, 8.956%, (SOFR + 3.50%), 2/23/29	$299	$ 278,479
		$278,479
Pharmaceuticals — 0.5%
Elanco Animal Health Incorporated, Term Loan, 7.193%, (SOFR + 1.75%), 8/1/27	$135	$133,854
Jazz Financing Lux S.a.r.l., Term Loan, 8.97%, (SOFR + 3.50%), 5/5/28	219	220,860
		$354,714
Professional Services — 4.4%
AlixPartners, LLP, Term Loan, 8.22%, (SOFR + 2.75%), 2/4/28	$398	$399,280
Camelot U.S. Acquisition, LLC, Term Loan, 8.47%, (SOFR + 3.00%), 10/30/26	600	601,511
CoreLogic, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 6/2/28	462	450,765
EAB Global, Inc., Term Loan, 8.97%, (SOFR + 3.50%), 8/16/28	398	397,756
Employbridge Holding Company, Term Loan, 10.407%, (SOFR + 4.75%), 7/19/28	391	323,553
Neptune Bidco U.S., Inc., Term Loan, 10.507%, (SOFR + 5.00%), 4/11/29	298	273,714
Rockwood Service Corporation, Term Loan, 9.72%, (SOFR + 4.25%), 1/23/27	307	308,316
Trans Union, LLC:
Term Loan, 7.206%, (SOFR + 1.75%), 11/16/26	63	63,212
Term Loan, 7.72%, (SOFR + 2.25%), 12/1/28	259	259,925
Vaco Holdings, LLC, Term Loan, 10.434%, (SOFR + 5.00%), 1/21/29	249	246,347
		$3,324,379
Real Estate Management & Development — 0.7%
Cushman & Wakefield U.S. Borrower, LLC:
Term Loan, 8.22%, (SOFR + 2.75%), 8/21/25	$13	$12,662
Term Loan, 9.356%, (SOFR + 4.00%), 1/31/30	110	110,199
Homeserve USA Holding Corp, Term Loan, 8.358%, (SOFR + 3.00%), 10/21/30	150	150,125
RE/MAX International, Inc., Term Loan, 7.97%, (SOFR + 2.50%), 7/21/28	268	253,914
		$526,900

Calvert
Floating-Rate Advantage Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Road & Rail — 1.5%
Avis Budget Car Rental, LLC, Term Loan, 7.22%, (SOFR + 1.75%), 8/6/27	$504	$ 503,748
First Student Bidco, Inc., Term Loan, 9.448%, (SOFR + 4.00%), 7/21/28	280	279,067
Uber Technologies, Inc., Term Loan, 8.135%, (SOFR + 2.75%), 3/3/30	396	397,943
		$ 1,180,758
Semiconductors & Semiconductor Equipment — 0.4%
Altar Bidco, Inc., Term Loan, 8.285%, (SOFR + 3.10%), 2/1/29	$271	$ 270,807
Bright Bidco B.V., Term Loan, 14.39%, (SOFR + 9.00%), 6.39% cash, 8.00% PIK, 10/31/27	34	11,888
MaxLinear, Inc., Term Loan, 7.72%, (SOFR + 2.25%), 6/23/28	53	53,036
		$335,731
Software — 21.7%
Applied Systems, Inc., Term Loan, 9.848%, (SOFR + 4.50%), 9/18/26	$1,183	$1,190,156
AppLovin Corp., Term Loan, 8.456%, (SOFR + 3.10%), 8/16/30	378	378,916
Aptean, Inc.:
Term Loan, 9.706%, (SOFR + 4.25%), 4/23/26	404	403,608
Term Loan - Second Lien, 12.456%, (SOFR + 7.00%), 4/23/27	300	300,000
Astra Acquisition Corp.:
Term Loan, 10.86%, (SOFR + 5.25%), 10/25/28	223	144,293
Term Loan - Second Lien, 14.485%, (SOFR + 8.88%), 10/25/29	350	167,960
Banff Merger Sub, Inc., Term Loan, 9.606%, (SOFR + 4.25%), 12/29/28	639	645,313
Cast and Crew Payroll, LLC, Term Loan, 9.22%, (SOFR + 3.75%), 2/9/26	389	389,577
Central Parent, Inc., Term Loan, 9.348%, (SOFR + 4.00%), 7/6/29	397	399,367
CentralSquare Technologies, LLC, Term Loan, 9.248%, (SOFR + 3.75%), 8/29/25	438	425,151
Cloud Software Group, Inc., Term Loan, 9.948%, (SOFR + 4.50%), 9/29/28(7)	348	340,766
Cloudera, Inc.:
Term Loan, 9.206%, (SOFR + 3.75%), 10/8/28	292	290,199
Term Loan - Second Lien, 11.456%, (SOFR + 6.00%), 10/8/29	150	144,500
Constant Contact, Inc., Term Loan, 9.687%, (SOFR + 4.00%), 2/10/28	441	432,310
Cornerstone OnDemand, Inc., Term Loan, 9.22%, (SOFR + 3.75%), 10/16/28	270	262,926
Delta TopCo, Inc., Term Loan, 9.121%, (SOFR + 3.75%), 12/1/27	672	672,822
E2open, LLC, Term Loan, 8.97%, (SOFR + 3.50%), 2/4/28	536	538,061
ECI Macola Max Holdings, LLC, Term Loan, 9.36%, (SOFR + 3.75%), 11/9/27	799	800,753
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Epicor Software Corporation, Term Loan, 8.72%, (SOFR + 3.25%), 7/30/27	$1,068	$ 1,073,354
Fiserv Investment Solutions, Inc., Term Loan, 9.372%, (SOFR + 4.00%), 2/18/27	338	322,604
GoTo Group, Inc., Term Loan, 10.283%, (SOFR + 4.75%), 8/31/27	559	372,953
Greeneden U.S. Holdings II, LLC, Term Loan, 9.47%, (SOFR + 4.00%), 12/1/27	682	685,557
Magenta Buyer, LLC, Term Loan - Second Lien, 13.895%, (SOFR + 8.25%), 7/27/29	100	39,500
Marcel LUX IV SARL, Term Loan, 9.837%, (SOFR + 4.50%), 11/11/30	861	866,672
Open Text Corp., Term Loan, 8.206%, (SOFR + 2.75%), 1/31/30	267	267,092
Project Alpha Intermediate Holding, Inc., Term Loan, 10.106%, (SOFR + 4.75%), 10/28/30	500	504,141
Proofpoint, Inc., Term Loan, 8.72%, (SOFR + 3.25%), 8/31/28	931	932,855
Quartz AcquireCo LLC, Term Loan, 8.856%, (SOFR + 3.50%), 6/28/30	150	150,280
Quest Software US Holdings, Inc., Term Loan, 9.783%, (SOFR + 4.25%), 2/1/29	691	535,287
Realpage, Inc., Term Loan, 8.47%, (SOFR + 3.00%), 4/24/28	528	525,625
Redstone Holdco 2 L.P., Term Loan, 10.22%, (SOFR + 4.75%), 4/27/28	306	232,526
Skillsoft Corporation, Term Loan, 10.723%, (SOFR + 5.25%), 7/14/28	220	207,775
Sophia, L.P., Term Loan, 8.956%, (SOFR + 3.50%), 10/7/27	841	844,135
Turing Midco LLC, Term Loan, 7.97%, (SOFR + 2.50%), 3/24/28	186	186,557
Veritas US, Inc., Term Loan, 10.47%, (SOFR + 5.00%), 9/1/25	465	386,958
Vision Solutions, Inc., Term Loan, 9.64%, (SOFR + 4.00%), 4/24/28	437	434,411
		$16,494,960
Specialty Retail — 3.1%
Hoya Midco, LLC, Term Loan, 8.633%, (SOFR + 3.25%), 2/3/29	$109	$109,224
Les Schwab Tire Centers, Term Loan, 8.71%, (SOFR + 3.25%), 11/2/27	971	971,844
Mattress Firm, Inc., Term Loan, 9.859%, (SOFR + 4.25%), 9/25/28	531	527,948
PetSmart, Inc., Term Loan, 9.206%, (SOFR + 3.75%), 2/11/28	733	726,160
		$2,335,176
Textiles, Apparel & Luxury Goods — 0.9%
Gloves Buyer, Inc., Term Loan, 9.47%, (SOFR + 4.00%), 12/29/27	$658	$654,954
		$654,954

Calvert
Floating-Rate Advantage Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Trading Companies & Distributors — 4.0%
Avolon TLB Borrower 1 (US) LLC, Term Loan, 7.358%, (SOFR + 2.00%), 6/22/28	$893	$ 895,260
Core & Main L.P., Term Loan, 7.987%, (SOFR + 2.50%), 7/27/28(7)	244	244,795
Park River Holdings, Inc., Term Loan, 8.907%, (SOFR + 3.25%), 12/28/27	588	574,581
Spin Holdco, Inc., Term Loan, 9.625%, (SOFR + 4.00%), 3/4/28	651	575,063
SRS Distribution, Inc.:
Term Loan, 8.956%, (SOFR + 3.50%), 6/2/28	98	98,373
Term Loan, 8.97%, (SOFR + 3.50%), 6/2/28	490	490,832
Windsor Holdings III, LLC, Term Loan, 9.841%, (SOFR + 4.50%), 8/1/30	175	176,028
		$3,054,932
Transportation Infrastructure — 0.3%
Brown Group Holding, LLC, Term Loan, 8.206%, (SOFR + 2.75%), 6/7/28	$208	$208,738
		$208,738
Wireless Telecommunication Services — 0.3%
Digicel International Finance Limited, Term Loan, 10.75%, (3 mo. USD LIBOR + 2.25%), 5/28/24	$235	$220,747
		$220,747
Total Senior Floating Rate Loans (identified cost $90,203,133)		$87,894,199

Short-Term Investments — 4.9%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.27%(10)	3,696,767	$ 3,696,767
Total Short-Term Investments (identified cost $3,696,767)		$ 3,696,767
Total Investments — 130.2% (identified cost $101,856,401)		$98,997,999

Other Assets, Less Liabilities — (30.2)%	$(22,933,940)
Net Assets — 100.0%	$76,064,059

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(5)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2023, the aggregate value of these securities is $6,099,963 or 8.0% of the Fund's net assets.
(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(7)	The stated interest rate represents the weighted average interest rate at December 31, 2023 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(8)	This Senior Loan will settle after December 31, 2023, at which time the interest rate will be determined.
(9)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(10)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2023.

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate

Calvert
Floating-Rate Advantage Fund
December 31, 2023
Schedule of Investments (Unaudited) — continued

Affiliated Investments
At December 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated $3,696,767, which represents 4.9% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,403,736	$13,108,222	$(12,815,191)	$ —	$ —	$3,696,767	$38,356	3,696,767

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2023, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks	$5,257	$347,906	$0	$353,163
Corporate Bonds	—	6,099,963	—	6,099,963
Exchange-Traded Funds	953,907	—	—	953,907
Senior Floating-Rate Loans	—	87,894,199	—	87,894,199
Short-Term Investments	3,696,767	—	—	3,696,767
Total Investments	$4,655,931	$94,342,068	$0	$98,997,999

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2023 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.